OTHER FINANCIAL ASSETS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Net proceeds from the sale securities	$ 0	$ 7,270
Marketable securities [Member]
Disclosure of financial assets [line items]
Net proceeds from the sale securities		$ 7,270
Florence copper project [Member] | Surety Bonds [Member]
Disclosure of financial assets [line items]
Letter of credit issued	$ 1,500